Fair Value Measurements (Details) - EPB 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		$ 4,102,439	$ 3,194,190
Total assets in the fair value hierarchy		40,715,317	34,934,461
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		41,282,116	36,005,069
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		36,612,878	31,740,271
Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		180,695
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		3,921,744	3,194,190
Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	566,799	1,070,608
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy		40,715,317	34,934,461
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		36,612,878	31,740,271
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		180,695
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund		3,921,744	3,194,190
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund
Fair Value, Inputs, Level 2 [Member] | Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund
Fair Value, Inputs, Level 3 [Member] | Cash [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
First Community Corporation Unitized Stock Fund

[1]	Certain investments that were measured at NAV per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.